NOTES PAYABLE (Details Narrative) - USD ($)							1 Months Ended													3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 14, 2021	May 11, 2021	Feb. 10, 2021	Jul. 02, 2020	Jan. 13, 2020	Oct. 03, 2018	Aug. 17, 2021	Jun. 28, 2021	Feb. 25, 2021	Dec. 17, 2020	Nov. 20, 2020	Oct. 30, 2020	Sep. 29, 2020	Sep. 16, 2020	Jul. 02, 2020	Mar. 27, 2020	Jan. 30, 2020	Mar. 22, 2019	Oct. 03, 2018	Dec. 25, 2021	Dec. 26, 2020	Dec. 25, 2021	Dec. 26, 2020	Jun. 26, 2021	Jun. 27, 2020	Jul. 29, 2021	Oct. 29, 2020	Jul. 12, 2019	Oct. 02, 2018
Senior secured term loan facility						$ 73,275,000													$ 73,275,000
Principal amount				$ 83,123,000		$ 77,675,000									$ 83,123,000				77,675,000	$ 113,600		$ 113,600
Interest rate				15.50%		7.50%
Warrant issued				20,227,863	40,455,729	8,105,642						77,052,790		20,227,863
Purchase price per share																													$ 4.97
Equity interest					100.00%
Loan amount percentage					100.00%
Warrants exercisable				$ 0.34	$ 0.60							$ 0.20		$ 0.34	$ 0.34
Amendment fee				$ 834,000
Debt increased value														$ 12,000,000
Proceed from other debt														$ 5,700,000
Term Loan Description														The additional amounts are funded through incremental term loans at an interest rate of 18.0% per annum wherein 12.0% shall be paid in cash monthly in arrears and 6.0% shall accrue monthly as payment-in-kind. In connection with each incremental draw under the amended Facility, the Company shall issue warrants equal to 200% of the incremental term loan amount, divided by the greater of (a) $0.20 per share and (b) 115% multiplied by the volume-weighted average trading price (“VWAP”) of the shares for the five consecutive trading days ending on the trading day immediately prior to the applicable funding date of the second tranche, which shall be the exercise price of the issued warrant.
Incremental term loan												$ 7,705,000	$ 3,000,000	$ 3,000,000
Additional paid in capital													$ 405,000
Extension fees		$ 1,000,000
Derivative liability allocated							$ 19,400,000													3,146,000		3,146,000
Loss on extinguishment																					$ 944,000	$ (10,234,000)	$ 11,073,000
Warrants exercisable, issued																						1,473,534
Increase in additional paid in capital																				$ 1,025,405,000		$ 1,025,405,000		$ 908,993,000
Medmen Enterprises Inc. [Member]
Issuance of subordinate voting shares, shares																								6,801,790
Description of cancellation of warrant																The Convertible Facility will bear interest from their date of issue at LIBOR plus 6.0% per annum. During the first twelve months, interest may be paid-in-kind (“PIK”) at the Company’s option such that any amount of PIK interest will be added to the outstanding principal of the Convertible Facility. The Company shall have the right after the first year, to prepay the outstanding principal amount of the Convertible Facility prior to maturity, in whole or in part, upon payment of 105% of the principal amount in the second year and 103% of the principal amount thereafter. The Notes (including all accrued interest and fees thereon) will be convertible, at the option of the holder, into Subordinate Voting Shares at any time prior to the close of business on the last business day immediately preceding the Maturity Date.
Issuance of subordinate voting shares, amount																								$ 5,255,172
Loss on extinguishment																								$ 16,142,113	$ 43,800,931
Warrants exercisable, issued																								20,227,863
Warrants exercisable, per share																								$ 0.34
Existing warrants, cancelled																								20,227,863
Warrants exercise price														$ 0.20										$ 0.60
Maturity Date														Sep. 16, 2025										Dec. 31, 2022
Warrants issued												77,052,790		$ 30,000,000
Additional debt discount														542,986
Principal term Loan												$ 7,705,279		$ 3,000,000
Warrants adjusted price														$ 0.17
Increase in additional paid in capital														$ 405,480										$ 908,992,686	$ 791,172,613
Fair value of warrant issued																								799,949
Accured interest																								405,000
Medmen Enterprises Inc. [Member] | Tranche Five [Member]
Description														The additional amounts are funded through incremental term loans at an interest rate of 18.0% per annum wherein 12.0% shall be paid in cash monthly in arrears and 6.0% shall accrue monthly as payment-in-kind. In connection with each incremental draw under the amended Facility, the Company shall issue warrants equal to 200% of the incremental term loan amount, divided by the greater of (a) $0.20 per share and (b) 115% multiplied
Increase in funds under facility														$ 12,000,000
Warrants issued														$ 5,700,000
Medmen Enterprises Inc. [Member] | Tranche Two [Member]
Purchase price per share																												$ 1.01
Warrants exercisable, issued														3,777,475
Warrants exercise price														$ 0.17
Medmen Enterprises Inc. [Member] | Tranche Three [Member]
Purchase price per share																												$ 3.16
Warrants exercisable, issued											3,592,425
Warrants exercise price											$ 0.17
Medmen Enterprises Inc. [Member] | Tranche Four [Member]
Principal amount																								$ 168,100,000
Warrants outstanding																								16,800,000
Warrants exercisable, issued										3,597,100
Warrants exercise price										$ 0.18														$ 0.16
Medmen Enterprises Inc. [Member] | Kannaboost Technology Inc [Member]
Equity interest																								0.00%	100.00%
Extension fees																	$ 500,000
Loss on extinguishment																	$ 571,897
Debt amendment description																	the Company amended the secured promissory note issued in connection with the acquisition of Kannaboost Technology Inc. and CSI Solutions LLC (collectively referred to as “Level Up”) wherein the principal amount was amended from $12,000,000 to $13,000,000 and the maturity date was extended to April 8, 2020. On February 10, 2020
Medmen Enterprises Inc. [Member] | M M C A N U S A [Member]
Equity interest																								100.00%	100.00%
Description of cancellation of warrant																		All Notes will have a maturity date of 36 months from the Closing Date (the “Maturity Date”), with a 12-month extension feature available to the Company on certain conditions, including payment of an extension fee of 1.0% of the principal amount under the outstanding Notes. All Notes will bear interest from their date of issue at LIBOR plus 6.0% per annum. During the first 12 months, interest may be paid-in-kind (“PIK”) at the Company’s option such that any amount of PIK interest will be added to the outstanding principal of the Notes. The Company shall have the right after the first year, to prepay the outstanding principal amount of the Notes prior to maturity, in whole or in part, upon payment of 105% of the principal amount in the second year and 103% of the principal amount thereafter.
Medmen Enterprises Inc. [Member] | M M C A N U S A [Member] | Stable Road Capital [Member]
Issuance of subordinate voting shares, shares																								8,105,642
Additional warrants issued																								511,628
Purchase price per share of additional warrant																								$ 4.73
Purchase price per share																								$ 4.97
October First Two Thousand Eighteen [Member] | Medmen Enterprises Inc. [Member] | M M C A N U S A [Member]
Issuance of subordinate voting shares, shares																								8,105,642
Additional warrants issued																								511,628
Hankey Capital [Member] | Medmen Enterprises Inc. [Member]
Principal amount						$ 77,675,000													$ 77,675,000
Description of cancellation of warrant					Further, the Company cancelled the existing 16,211,284 and 1,023,256 warrants issued to the lenders exercisable at $4.97 and $4.73 per share, respectively, representing 100% of the loan amount. The Company issued new warrants to the lenders totaling 40,455,729 warrants exercisable at $0.60 per share until December 31, 2022.
Interest rate																			7.50%
Prepayment penalty, percentage						1.00%													1.00%
Description					the Company may prepay the amounts outstanding, on a non-revolving basis, at any time and from time to time, in whole or in part, without penalty. The amendment secured the Facility by a pledge of 100% of the equity interest in Project Compassion NY, LLC, which includes MedMen NY, Inc. and MMOF NY Retail, LLC.
Hankey Capital [Member] | October First Two Thousand Eighteen [Member] | Medmen Enterprises Inc. [Member]
Senior secured term loan facility																								$ 73,275,000
New York Disposal Group [Member] | Medmen Enterprises Inc. [Member]
Principal amount				$ 83,123,291											$ 83,123,291
Modification fee															1,000,000
Amendment fee															$ 225,035
Convertible Debt [Member]
Proceeds convertible debenture								$ 2,500,000
Convertible Debt [Member] | Medmen Enterprises Inc. [Member]
Proceeds convertible debenture														$ 10,000,000
Interest rate														7.50%
Warrants exercisable, issued														3,293,413
Warrants exercise price														$ 0.21
Additional tranches amount														$ 1,000,000
Maximum tranche amount														$ 10,000,000
Interest paid														7.50%
Voting share, greater than														$ 0.25
Conversion price														$ 0.17
Convertible Debt [Member] | Class B Subordinate Voting [Member]
Issuance of subordinate voting shares, shares								16,014,664
Issuance of subordinate voting shares, amount								$ 2,008,000
Warrants outstanding								8,807,605
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value								$ 1,622,000
Unsecured Debt [Member]
Short term debt																										$ 5,000,000
Rate of Interest																										6.00%
Description of cancellation of warrant							the Company settled the promissory note by the issuance of 20,833,333 units, consisting of 20,833,333 Subordinate Voting Shares and 5,208,333 warrants, based on an issue price of $0.24 and the relative portion of the Short-Term Warrant
Loss on extinguishment																						2,176,000
Notes Payable [Member]
Issuance of subordinate voting shares, amount																						$ 4,030,000
Notes Payable [Member] | Medmen Enterprises Inc. [Member]
Issuance of subordinate voting shares, amount																								1,351,774	$ 4,393,342
Amendment fee																									$ 500,000
Unsecured Convertible Facility [Member] | Class B Subordinate Voting [Member] | Medmen Enterprises Inc. [Member]
Issuance of subordinate voting shares, shares	16,014,663
Warrants outstanding	8,807,605
Issuance of subordinate voting shares, amount	$ 2,371,782
Warrants exercise price	$ 1,622,377
Acquisition Promissory Note [Member] | Medmen Enterprises Inc. [Member]
Principal amount																								12,173,250
Accured interest																								1,202,180
Amendment To Promissory Note [Member] | Medmen Enterprises Inc. [Member]
Principal amount																								3,500,000
Loss on extinguishment																								400,000
Accured interest																								$ 400,000
Promissory Note [Member] | Medmen Enterprises Inc. [Member]
Issuance of subordinate voting shares, amount									$ 2,000,000
Loss on extinguishment									$ 658,730
Warrants [Member]
Warrant issued														30,000,000
Warrant [Member] | Subordinate Voting [Member] | Medmen Enterprises Inc. [Member]
Loss on extinguishment			$ 4,010,022
Warrants exercise price			$ 0.21
Warrants issued			$ 644,068
Warrant 2 [Member] | Subordinate Voting [Member] | Medmen Enterprises Inc. [Member]
Warrants exercise price			$ 0.18
Warrants issued			$ 761,205
Warrant 3 [Member] | Subordinate Voting [Member] | Medmen Enterprises Inc. [Member]
Warrants exercise price			$ 0.17
Warrants issued			$ 775,510
Warrant 4 [Member] | Subordinate Voting [Member] | Medmen Enterprises Inc. [Member]
Warrants exercise price			$ 0.18
Warrants issued			$ 741,260
Warrant 5 [Member] | Subordinate Voting [Member] | Medmen Enterprises Inc. [Member]
Warrants exercise price			$ 0.19
Warrants issued			$ 693,575
Maximum [Member]
Interest rate					7.50%
Warrants exercisable													$ 0.15
Minimum [Member]
Interest rate					15.50%
Warrants exercisable																											$ 0.17
Stable Road Capital [Member]
Warrant issued						8,105,642
Warrant [Member]
Warrant issued						511,628
Cancellation of per shares				$ 0.60	$ 4.97									$ 0.60
Warrant 1 [Member]
Purchase price per share																													4.73
Cancellation of warrant				20,227,863	16,211,284									20,227,863
Warrant 1 [Member] | Stable Road Capital [Member]
Purchase price per share																													4.73
Warrant 2 [Member]
Cancellation of warrant					1,023,256
Cancellation of per shares					$ 4.73
Warrant 2 [Member] | Stable Road Capital [Member]
Warrant issued						511,628
Purchase price per share																													$ 4.97